Analysis of changes in shareholders' equity related to components of the other comprehensive income - EUR (€) € in Millions	Accumulated other comprehensive income [member]		Accumulated other comprehensive income attributable to owners of parent [member]		Reserve of gains and losses on remeasuring assets at fair value attributable to owners of parent [member]		Reserve of gains and losses on hedging instruments that hedge investments in equity instruments attributable to owners of parent [member]		Reserve of exchange differences on translation attributable to owners of parent [member]		Reserve of actuarial gains and losses attributable to owners of parent [member]		Miscellaneous other accumulated other comprehensive income attributable to owners of parent [member]		Accumulated other comprehensive income associates and joint ventures attributable to owners of parent [member]		Accumulated other comprehensive income, non-controlling interests [member]		Reserve of gains and losses on remeasuring assets at fair value attributable to non controlling interest [member]		Reserve of gains and losses on hedging instruments that hedge investments in equity instruments, non-controlling interests [member]		Reserve of exchange differences on translation, non-controlling interests [member]		Reserve of actuarial gains and losses, non-controlling interests [member]		Miscellaneous other accumulated other comprehensive income, non-controlling interests [member]		Total
Equity at beginning of period at Dec. 31, 2018	€ (348)		€ (571)	[1]	€ (10)		€ (264)		€ 15		€ (504)		€ 232		€ (40)		€ 223	[1]	€ (4)		€ (3)		€ 237		€ (8)		€ 1		€ 33,365	[1]
Variation	116	[2]	104	[1],[2]	(18)	[2]	147	[2]	64	[2]	(60)	[2]	(29)	[2]			11	[1],[2]	3	[2]	(3)	[2]	14	[2]	(2)	[2]	(1)	[2]	3,339	[1]
Equity at end of period at Dec. 31, 2019	(233)		(467)	[1]	(28)		(117)		78		(563)		203		(40)		234	[1]	(2)		(6)		251		(10)		1		34,561	[1]
Variation	(319)	[2]	(244)	[1],[2]	95	[2]	18	[2]	(334)	[2]	(15)	[2]	(8)	[2]	0	[2]	(75)	[1],[2]	(1)	[2]	4	[2]	(80)	[2]	2	[2]	0	[2]	4,736	[1]
Equity at end of period at Dec. 31, 2020	(552)		(711)	[1]	68		(98)		(256)		(579)		195		(40)		159	[1]	(3)		(2)		171		(8)		0		37,200	[1]
Variation	490	[2]	454	[2]	11	[2]	318	[2]	160	[2]	63	[2]	(98)	[2]	1	[2]	36	[2]	0	[2]	(1)	[2]	40	[2]	(4)	[2]	0	[2]	1,267
Equity at end of period at Dec. 31, 2021	€ (62)		€ (257)		€ 78		€ 220		€ (96)		€ (516)		€ 97		€ (39)		€ 195		€ (3)		€ (3)		€ 212		€ (11)		€ 1		€ 35,361

[1]	2019 and 2020 figures have been restated of the IFRS IC agenda decision on calculation of some retirement indemnities plans (see Note 2.3.1)
[2]	Including in 2021 a variation of 317 million euros related to hedging instruments (of which 319 million euros of hedging in USD and GBP held by Orange SA) and a variation of 200 million euros related to translation adjustments (impact spread on multiple currencies)